Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of Bank's Commitments

A summary of the Bank’s commitments at December 31, 2017 and 2016 is as follows:

(dollars in thousands)	2017	2016
Commitments to extend credit	$56,912	$54,667
Standby letters of credit	1,106	—

	$58,018	$54,667